	PIA HIGH YIELD FUND
	Schedule of Investments - August 31, 2022 (Unaudited)

Prinicipal Amount/ Shares			Value
	COMMON STOCKS	0.5%
	Building Materials
2,996	Northwest Hardwoods (d) (e)		$239,680
	Total Common Stocks (cost $137,017)		239,680

	CORPORATE BONDS	94.7%
	Advertising Sales	1.0%
	Outfront Media Capital LLC / Outfront Media Capital Corp.
$600,000	4.25%, due 1/15/29 (a)		504,985
	Aerospace/Defense	2.4%
	F-Brasile SpA / F-Brasile US LLC
700,000	7.375%, due 8/15/26 (a)		574,987
	Triumph Group, Inc.
700,000	7.75%, due 8/15/25		590,513
			1,165,500
	Appliances	1.1%
	WASH Multifamily Acquisition, Inc.
550,000	5.75%, due 4/15/26 (a)		530,907
	Auto Manufacturers	1.1%
	PM General Purchaser LLC
625,000	9.50%, due 10/1/28 (a)		542,335
	Auto Parts & Equipment	2.1%
	Dealer Tire LLC / DT Issuer LLC
650,000	8.00%, due 2/1/28 (a)		591,226
	Dornoch Debt Merger Sub, Inc.
600,000	6.625%, due 10/15/29 (a)		468,816
			1,060,042
	Building - Heavy Construction	1.3%
	Railworks Holdings LP / Railworks Rally, Inc.
696,000	8.25%, due 11/15/28 (a)		644,757
	Building & Construction	1.2%
	Brundage-Bone Concrete Pumping Holdings, Inc.
650,000	6.00%, due 2/1/26 (a)		597,864
	Building Materials	5.6%
	APi Group DE, Inc.
625,000	4.125%, due 7/15/29 (a)		513,128
	CP Atlas Buyer, Inc.
650,000	7.00%, due 12/1/28 (a)		542,029
	Eco Material Technologies, Inc.
625,000	7.875%, due 1/31/27 (a)		580,734
	MIWD Holdco II LLC / MIWD Finance Corp.
625,000	5.50%, due 2/1/30 (a)		514,136
	New Enterprise Stone & Lime Co., Inc.
100,000	5.25%, due 7/15/28 (a)		89,004
	SRM Escrow Issuer LLC
550,000	6.00%, due 11/1/28 (a)		499,744
			2,738,775
	Chemicals - Diversified	3.9%
	Iris Holdings, Inc.
600,000	8.75% Cash or 9.50% PIK, due 2/15/26 (a) (c)		484,122
	LSF11 A5 HoldCo LLC
584,000	6.625%, due 10/15/29 (a)		492,695
	Polar US Borrower LLC / Schenectady International Group, Inc.
450,000	6.75%, due 5/15/26 (a)		293,883
	SCIH Salt Holdings, Inc.
300,000	4.875%, due 5/1/28 (a)		257,450
475,000	6.625%, due 5/1/29 (a)		391,767
			1,919,917
	Chemicals - Plastics	1.2%
	Neon Holdings, Inc.
650,000	10.125%, due 4/1/26 (a)		605,756
	Chemicals - Specialty	4.7%
	EverArc Escrow Sarl
700,000	5.00%, due 10/30/29 (a)		599,641
	Herens Holdco Sarl
750,000	4.75%, due 5/15/28 (a)		636,551
	SCIL IV LLC / SCIL USA Holdings LLC
650,000	5.375%, due 11/1/26 (a)		540,511
	Unifrax Escrow Issuer Corp.
692,000	5.25%, due 9/30/28 (a)		556,149
			2,332,852
	Commercial Services	4.5%
	Alta Equipment Group, Inc.
550,000	5.625%, due 4/15/26 (a)		477,691
	CPI Acquisition, Inc.
600,000	8.625%, due 3/15/26 (a)		579,055
	NESCO Holdings II, Inc.
650,000	5.50%, due 4/15/29 (a)		573,144
	StoneMor, Inc.
700,000	8.50%, due 5/15/29 (a)		609,948
			2,239,838
	Consumer Services	1.1%
	Cimpress Plc
650,000	7.00%, due 6/15/26 (a)		518,936
	Containers and Packaging	0.3%
	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
175,000	4.375%, due 10/15/28 (a)		154,207
	Diversifed Financial Services	1.1%
	VistaJet Malta Finance PLC / XO Management Holding, Inc.
625,000	6.375%, due 2/1/30 (a)		538,594
	Engineering & Construction	3.2%
	Arcosa, Inc.
600,000	4.375%, due 4/15/29 (a)		544,524
	Brand Energy & Infrastructure Services, Inc.
594,000	8.50%, due 7/15/25 (a)		481,865
	Promontoria Holding 264 BV
650,000	7.875%, due 3/1/27 (a)		559,790
			1,586,179
	Enterprise Software & Services	2.5%
	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
875,000	4.625%, due 5/1/28 (a)		699,588
	Rocket Software, Inc.
700,000	6.50%, due 2/15/29 (a)		539,994
			1,239,582
	Entertainment	1.0%
	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
700,000	5.875%, due 9/1/31 (a)		490,224
	Environmental Control	0.8%
	Tervita Corp.
358,000	11.00%, due 12/1/25 (a)		389,660
	Finance - Commercial	0.8%
	Burford Capital Global Finance LLC
220,000	6.25%, due 4/15/28 (a)		195,751
250,000	6.875%, due 4/15/30 (a)		221,081
			416,832
	Financial Services	1.3%
	Arrow Bidco LLC
650,000	9.50%, due 3/15/24 (a)		649,312
	Food Service	1.0%
	TKC Holdings, Inc.
600,000	10.50%, due 5/15/29 (a)		481,635
	Forest and Paper Products Manufacturing	1.2%
	Mativ, Inc.
625,000	6.875%, due 10/1/26 (a)		570,659
	Healthcare - Services	2.8%
	Akumin Escrow, Inc.
650,000	7.50%, due 8/1/28 (a)		516,190
	Hadrian Merger Sub, Inc.
349,000	8.50%, due 5/1/26 (a)		334,633
	ModivCare Escrow Issuer, Inc.
625,000	5.00%, due 10/1/29 (a)		543,115
			1,393,938
	Household Products/Warehouse	1.2%
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
675,000	5.00%, due 12/31/26 (a)		612,428
	Machinery - Construction & Mining	0.4%
	Vertiv Group Corp.
252,000	4.125%, due 11/15/28 (a)		218,292
	Machinery - Farm	0.9%
	OT Merger Corp.
625,000	7.875%, due 10/15/29 (a)		451,059
	Machinery - Thermal Process	1.1%
	GrafTech Finance, Inc.
650,000	4.625%, due 12/15/28 (a)		555,476
	Machinery Manufacturing	3.4%
	Granite US Holdings Corp.
450,000	11.00%, due 10/1/27 (a)		438,937
	JPW Industries Holding Corp.
725,000	9.00%, due 10/1/24 (a)		650,528
	MAI Holdings, Inc.
600,000	9.50%, due 6/1/23 (a) (d)		607,128
			1,696,593
	Manufactured Goods	2.3%
	FXI Holdings, Inc.
634,000	7.875%, due 11/1/24 (a)		526,664
	Park-Ohio Industries, Inc.
710,000	6.625%, due 4/15/27		590,301
			1,116,965
	Marine Transportation	0.1%
	Altera Infrastructure LP / Teekay Offshore Finance Corp.
750,000	8.50%, due 7/15/23 (a) (f)		35,739
	Media	1.1%
	Univision Communications, Inc.
475,000	4.50%, due 5/1/29 (a)		416,338
150,000	7.375%, due 6/30/30 (a)		149,063
			565,401
	Metals and Mining	2.3%
	SunCoke Energy, Inc.
725,000	4.875%, due 6/30/29 (a)		602,602
	TMS International Corp. / DE
750,000	6.25%, due 4/15/29 (a)		524,149
			1,126,751
	Midstream	0.5%
	Rockpoint Gas Storage Canada Ltd.
248,000	7.00%, due 3/31/23 (a)		246,233
	Office Automation & Equipment	2.4%
	Pitney Bowes, Inc.
750,000	6.875%, due 3/15/27 (a)		568,468
	Xerox Holdings Corp.
675,000	5.50%, due 8/15/28 (a)		591,405
			1,159,873
	Oil and Gas Services	4.5%
	Archrock Partners LP / Archrock Partners Finance Corp.
250,000	6.875%, due 4/1/27 (a)		234,723
	CSI Compressco LP / CSI Compressco Finance, Inc.
775,000	7.50%, due 4/1/25 (a)		708,031
	Exterran Energy Solutions LP / EES Finance Corp.
150,000	8.125%, due 5/1/25		146,150
	USA Compression Partners LP / USA Compression Finance Corp.
315,000	6.875%, due 4/1/26		295,965
250,000	6.875%, due 9/1/27		231,500
	Welltec International ApS
600,000	8.25%, due 10/15/26 (a)		578,607
			2,194,976
	Paper	2.4%
	Clearwater Paper Corp.
750,000	4.75%, due 8/15/28 (a)		671,576
	Mercer International, Inc.
600,000	5.125%, due 2/1/29		524,715
			1,196,291
	Pipelines	9.6%
	Genesis Energy LP / Genesis Energy Finance Corp.
75,000	8.00%, due 1/15/27		70,625
675,000	7.75%, due 2/1/28		626,750
	Global Partners LP / GLP Finance Corp.
150,000	7.00%, due 8/1/27		141,936
	ITT Holdings LLC
725,000	6.50%, due 8/1/29 (a)		613,423
	Martin Midstream Partners LP / Martin Midstream Finance Corp.
750,000	11.50%, due 2/28/25 (a)		734,696
	NGL Energy Operating LLC / NGL Energy Finance Corp.
700,000	7.50%, due 2/1/26 (a)		633,735
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
750,000	5.75%, due 4/15/25		637,523
625,000	8.50%, due 10/15/26 (a)		605,331
	TransMontaigne Partners LP / TLP Finance Corp.
750,000	6.125%, due 2/15/26		647,306
			4,711,325
	Publishing and Broadcasting	1.3%
	Salem Media Group, Inc.
675,000	6.75%, due 6/1/24 (a)		658,547
	Radio	4.0%
	Audacy Capital Corp.
700,000	6.75%, due 3/31/29 (a)		211,616
	Beasley Mezzanine Holdings LLC
660,000	8.625%, due 2/1/26 (a)		515,770
	Spanish Broadcasting System, Inc.
750,000	9.75%, due 3/1/26 (a)		596,933
	Urban One, Inc.
700,000	7.375%, due 2/1/28 (a)		629,569
			1,953,888
	REITs - Storage	1.0%
	Iron Mountain, Inc.
550,000	5.00%, due 7/15/28 (a)		502,642
	Rental Auto/Equipment	0.9%
	PROG Holdings, Inc.
500,000	6.00%, due 11/15/29 (a)		419,290
	Retail - Office Supplies	1.6%
	Staples, Inc.
500,000	7.50%, due 4/15/26 (a)		423,139
500,000	10.75%, due 4/15/27 (a)		368,253
			791,392
	Retail - Propane Distribution	1.2%
	Ferrellgas LP / Ferrellgas Finance Corp.
700,000	5.875%, due 4/1/29 (a)		571,547
	Tobacco Manufacturing	1.1%
	Vector Group Ltd.
625,000	5.75%, due 2/1/29 (a)		542,797
	Transportation Services	2.7%
	Bristow Group, Inc.
750,000	6.875%, due 3/1/28 (a)		696,728
	First Student Bidco, Inc. / First Transit Parent, Inc.
750,000	4.00%, due 7/31/29 (a)		647,371
			1,344,099
	Water	1.5%
	Solaris Midstream Holdings LLC
750,000	7.625%, due 4/1/26 (a)		733,084
	Total Corporate Bonds (cost $54,562,100)		46,717,974

	BANK LOANS
	Building Materials	0.3%
	Northwest Hardwoods Secured Term Loan
154,219	7.50%, due 1/29/26		151,135
	Total Bank Loans (cost $145,344)		151,135

	MONEY MARKET FUND	1.4%
686,724	Fidelity Institutional Money Market Government Portfolio - Class I, 2.03% (b)		686,724
	Total Money Market Fund (cost $686,724)		686,724

	Total Investments (cost $55,531,185)	96.9%	47,795,513
	Other Assets less Liabilities	3.1%	1,519,526
	TOTAL NET ASSETS	100.0%	$49,315,039

(a)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of August 31, 2022, the value of these investments was $42,214,690 or 85.60% of total net assets.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2022.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
	Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
	As of August 31, 2022, the total value of fair valued securities was $846,808 or 1.72% of
	total net assets.
(e)	Non-income producing security.
(f)	Security is in default.

PIA High Yield Fund
Summary of Fair Value Disclosure at August 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2022:

	Level 1	Level 2	Level 3	Total

Common Stocks	$-	$-	$239,680	$239,680
Fixed Income
Corporate Bonds	-	46,110,846	607,128	46,717,974
Bank Loans	-	151,135	-	151,135
Total Fixed Income	-	46,261,981	607,128	46,869,109
Money Market Fund	686,724	-	-	686,724
Total Investments	$686,724	$46,261,981	$846,808	$47,795,513

Refer to the Fund’s schedule of investments for a detailed break-out of securities.

Level 3 Reconciliation Disclosure

Investments in Securities, at Value
Common Stocks
Balance as of November 30, 2021	$173,768
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	65,912
Purchases	-
Sales	-
Transfers in and/or out of Level 3	-
Balance as of August 31, 2022	$239,680

Investments in Securities, at Value
Corporate Bonds
Balance as of November 30, 2021	$126,000
Accrued discounts/premiums	3,027
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	478,101
Purchases	-
Sales	-
Transfers in and/or out of Level 3	-
Balance as of August 31, 2022	$607,128

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at August 31, 2022, and still classified as Level 3 was $544,013.